Property, plant and equipment, net (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Property, Plant and Equipment [Line Items]
Subtotal	$ 11,191,671	$ 145,949
Accumulated depreciation	(85,988)	(66,467)
Total	11,105,683	79,482
Forestry [Member]
Property, Plant and Equipment [Line Items]
Subtotal	11,042,228
Plant, machinery and equipment
Property, Plant and Equipment [Line Items]
Subtotal	72,361	70,113
Transportation equipment
Property, Plant and Equipment [Line Items]
Subtotal	55,255	54,362
Office equipment
Property, Plant and Equipment [Line Items]
Subtotal	$ 21,827	$ 21,474